Accrued expenses and other payables - Additional information (Details) - Mar. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Accrued expenses and other payables
Debt Instrument [Line Items]
Accrued Insurance	¥ 45,884	$ 7,238
Other non-current liabilities
Debt Instrument [Line Items]
Accrued Insurance	¥ 501,721	$ 79,145